Fixed assets (Schedule of Fixed Assets) (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Balance	€ 114,389
Balance	264,095	€ 114,389
Photovoltaic Plants [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	233,626
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	122,571	117,135
Additions	138,045	74,343
New companies	17,233
Disposals	(52)	(68,908)
Effect of changes in exchange rates	(5)	1
Balance	277,792	122,571
Gross carrying amount [member] | Photovoltaic Plants [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	102,784	98,289
Additions	120,842	73,402	[1]
New companies
Disposals		(68,908)	[1]
Effect of changes in exchange rates		1
Balance	223,626	102,784
Gross carrying amount [member] | Pumped storage [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance
Additions	16,607
New companies
Disposals
Effect of changes in exchange rates
Balance	16,607
Gross carrying amount [member] | Biogas installation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	19,588	18,656
Additions	558	932
New companies	17,233
Disposals
Effect of changes in exchange rates
Balance	37,379	19,588
Gross carrying amount [member] | Office furniture and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	147	138
Additions	38	9
New companies
Disposals
Effect of changes in exchange rates	(5)
Balance	180	147
Gross carrying amount [member] | Leasehold Improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	52	52
Additions
New companies
Disposals	(52)
Effect of changes in exchange rates
Balance		52
Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	8,182	29,915
Depreciation for the year	2,299	5,744
New companies	3,272
Disposals	(52)	(27,477)
Effect of changes in exchange rates	(4)
Balance	13,697	8,182
Depreciation [Member] | Photovoltaic Plants [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	5,456	28,550
Depreciation for the year	830	4,383
New companies
Disposals		(27,477)	[1]
Effect of changes in exchange rates
Balance	6,286	5,456
Depreciation [Member] | Pumped storage [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance
Depreciation for the year
New companies
Disposals
Effect of changes in exchange rates
Balance
Depreciation [Member] | Biogas installation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	2,545	1,192
Depreciation for the year	1,457	1,353
New companies	3,272
Disposals
Effect of changes in exchange rates
Balance	7,274	2,545
Depreciation [Member] | Office furniture and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	129	121
Depreciation for the year	12	8
New companies
Disposals
Effect of changes in exchange rates	(4)
Balance	137	129
Depreciation [Member] | Leasehold Improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	52	52
Depreciation for the year
New companies
Disposals	(52)
Effect of changes in exchange rates
Balance		52
Carrying Amounts [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	114,389	87,220
Balance	264,095	114,389
Carrying Amounts [Member] | Photovoltaic Plants [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	97,328	69,739
Balance	217,340	97,328
Carrying Amounts [Member] | Pumped storage [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance
Balance	16,607
Carrying Amounts [Member] | Biogas installation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	17,043	17,464
Balance	30,105	17,043
Carrying Amounts [Member] | Office furniture and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	18	17
Balance	43	18
Carrying Amounts [Member] | Leasehold Improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance
Balance

[1]	See Note 6C